Fair Values of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value on a Recurring Basis	Table 17.1 presents the balances of assets and liabilities recorded at fair value on a recurring basis.
Table 17.1: Fair Value on a Recurring Basis

	December 31, 2021				December 31, 2020
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Trading debt securities:
Securities of U.S. Treasury and federal agencies	$27,607	2,249	—	29,856	$32,060	3,197	—	35,257
Collateralized loan obligations	—	655	211	866	—	534	148	682
Corporate debt securities	—	9,987	18	10,005	—	10,696	13	10,709
Federal agency mortgage-backed securities	—	40,350	—	40,350	—	23,549	—	23,549
Non-agency mortgage-backed securities	—	1,531	11	1,542	—	1,039	12	1,051
Other debt securities	—	5,645	1	5,646	—	3,847	—	3,847
Total trading debt securities	27,607	60,417	241	88,265	32,060	42,862	173	75,095
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	39,661	—	—	39,661	22,159	—	—	22,159
Non-U.S. government securities	—	71	—	71	—	16,813	—	16,813
Securities of U.S. states and political subdivisions	—	16,832	85	16,917	—	19,182	224	19,406
Federal agency mortgage-backed securities	—	105,886	—	105,886	—	139,070	—	139,070
Non-agency mortgage-backed securities	—	4,522	10	4,532	—	3,697	32	3,729
Collateralized loan obligations	—	5,708	—	5,708	—	9,018	—	9,018
Other debt securities	—	4,378	91	4,469	38	7,421	2,738	10,197
Total available-for-sale debt securities	39,661	137,397	186	177,244	22,197	195,201	2,994	220,392
Loans held for sale	—	14,862	1,033	15,895	—	17,572	1,234	18,806
Mortgage servicing rights (residential)	—	—	6,920	6,920	—	—	6,125	6,125
Derivative assets (gross):
Interest rate contracts	52	22,296	190	22,538	11	35,590	462	36,063
Commodity contracts	—	5,902	63	5,965	—	1,997	39	2,036
Equity contracts	6,402	9,350	2,019	17,771	4,888	12,384	1,613	18,885
Foreign exchange contracts	8	6,573	7	6,588	19	8,573	11	8,603
Credit contracts	—	32	14	46	—	45	50	95
Total derivative assets (gross)	6,462	44,153	2,293	52,908	4,918	58,589	2,175	65,682
Equity securities:
Marketable	29,968	82	4	30,054	23,995	596	5	24,596
Nonmarketable (1)	—	57	8,906	8,963	10	21	9,228	9,259
Total equity securities	29,968	139	8,910	39,017	24,005	617	9,233	33,855
Total assets prior to derivative netting	$103,698	256,968	19,583	380,249	$83,180	314,841	21,934	419,955
Derivative netting (2)				(31,430)				(39,836)
Total assets after derivative netting				348,819				380,119
Derivative liabilities (gross):
Interest rate contracts	$(28)	(17,712)	(63)	(17,803)	$(27)	(26,259)	(16)	(26,302)
Commodity contracts	—	(2,351)	(66)	(2,417)	—	(1,503)	(40)	(1,543)
Equity contracts	(5,820)	(10,753)	(2,448)	(19,021)	(4,860)	(15,219)	(1,927)	(22,006)
Foreign exchange contracts	(8)	(6,654)	(10)	(6,672)	(10)	(8,134)	(12)	(8,156)
Credit contracts	—	(40)	(3)	(43)	—	(49)	(9)	(58)
Total derivative liabilities (gross)	(5,856)	(37,510)	(2,590)	(45,956)	(4,897)	(51,164)	(2,004)	(58,065)
Short-sale trading liabilities	(15,436)	(5,249)	—	(20,685)	(15,292)	(7,149)	—	(22,441)
Total liabilities prior to derivative netting	$(21,292)	(42,759)	(2,590)	(66,641)	$(20,189)	(58,313)	(2,004)	(80,506)
Derivative netting (2)				36,532				41,556
Total liabilities after derivative netting				(30,109)				(38,950)
(1)Excludes $81 million and $154 million of nonmarketable equity securities as of December 31, 2021, and December 31, 2020, respectively, that are measured at fair value using non-published NAV per share (or its equivalent) as a practical expedient that are not classified in the fair value hierarchy.
(2)Represents balance sheet netting of derivative asset and liability balances, related cash collateral and portfolio level counterparty valuation adjustments. See Note 16 (Derivatives) for additional information.

Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis	Table 17.2 presents the changes in Level 3 assets and liabilities measured at fair value on a recurring basis.
Table 17.2: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis

									Net unrealized gains (losses) related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net gains/(losses) (1)	Purchases (2)	Sales	Settlements	Transfers into Level 3 (3)	Transfers out of Level 3 (4)	Balance, end of period		(5)
Year ended December 31, 2021
Trading debt securities	$173	7	518	(448)	(12)	34	(31)	241	(8)	(6)
Available-for-sale debt securities	2,994	21	809	(112)	(278)	353	(3,601)	186	(4)	(6)
Loans held for sale	1,234	(25)	477	(534)	(377)	394	(136)	1,033	(26)	(7)
Mortgage servicing rights (residential) (8)	6,125	(842)	1,645	(8)	—	—	—	6,920	1,170	(7)
Net derivative assets and liabilities:
Interest rate contracts	446	27	—	—	(340)	(5)	(1)	127	(75)
Equity contracts	(314)	(468)	—	—	379	(228)	202	(429)	(266)
Other derivative contracts	39	(114)	3	(3)	77	—	3	5	(36)
Total derivative contracts	171	(555)	3	(3)	116	(233)	204	(297)	(377)	(9)
Equity securities	9,233	(267)	1	(68)	—	11	—	8,910	(316)	(6)
Year ended December 31, 2020
Trading debt securities	$223	(53)	600	(589)	(12)	115	(111)	173	(36)	(6)
Available-for-sale debt securities	1,565	(34)	43	(68)	(263)	2,255	(504)	2,994	1	(6)
Loans held for sale	1,214	(96)	1,312	(586)	(323)	1,927	(2,214)	1,234	(38)	(7)
Mortgage servicing rights (residential) (8)	11,517	(7,068)	1,707	(32)	1	—	—	6,125	(4,693)	(7)
Net derivative assets and liabilities:
Interest rate contracts	214	2,074	—	—	(1,842)	—	—	446	334
Equity contracts	(269)	(316)	—	—	298	(22)	(5)	(314)	(19)
Other derivative contracts	(5)	(63)	8	3	73	22	1	39	11
Total derivative contracts	(60)	1,695	8	3	(1,471)	—	(4)	171	326	(9)
Equity securities	7,850	1,369	2	—	—	23	(11)	9,233	1,370	(6)
Year ended December 31, 2019
Trading debt securities	$290	(31)	391	(385)	(34)	1	(9)	223	(31)	(6)
Available-for-sale debt securities	2,044	(6)	475	(9)	(743)	6	(202)	1,565	(4)	(6)
Loans held for sale	1,057	56	356	(237)	(263)	354	(109)	1,214	51	(7)
Mortgage servicing rights (residential) (8)	14,649	(4,779)	1,933	(286)	—	—	—	11,517	(2,569)	(7)
Net derivative assets and liabilities:
Interest rate contracts	25	585	—	—	(396)	—	—	214	249
Equity contracts	(17)	(571)	—	—	292	6	21	(269)	(186)
Other derivative contracts	13	(176)	13	(12)	132	2	23	(5)	12
Total derivative contracts	21	(162)	13	(12)	28	8	44	(60)	75	(9)
Equity securities	5,468	2,383	—	(1)	—	12	(12)	7,850	2,386	(6)
(1)Includes net gains (losses) included in both net income and other comprehensive income. All amounts represent net gains (losses) included in net income except for $41 million, $0 million, and $(40) million included in other comprehensive income from AFS debt securities for the years ended December 31, 2021, 2020 and 2019, respectively.
(2)Includes originations of mortgage servicing rights and loans held for sale.
(3)All assets and liabilities transferred into Level 3 were previously classified within Level 2.
(4)All assets and liabilities transferred out of Level 3 are classified as Level 2, except for $1.8 billion of AFS debt securities that were transferred to HTM debt securities during fourth quarter 2021 and $153 million of AFS debt securities that were transferred to loans during third quarter 2019.
(5)Includes net unrealized gains (losses) related to assets and liabilities held at period end included in both net income and other comprehensive income. All amounts represent net unrealized gains (losses) included in net income except for $(1) million and $57 million included in other comprehensive income from AFS debt securities for the years ended December 31, 2021 and 2020, respectively.
(6)Included in net gains on trading and securities in the consolidated statement of income.
(7)Included in mortgage banking income in the consolidated statement of income.
(8)For additional information on the changes in mortgage servicing rights, see Note 9 (Mortgage Banking Activities).
(9)Included in mortgage banking income, net gains on trading and securities, and other noninterest income in the consolidated statement of income.
Valuation Techniques - Recurring Basis
Table 17.3 provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of our Level 3 assets and liabilities measured at fair value on a recurring basis.
The significant unobservable inputs for Level 3 assets inherent in the fair values obtained from third-party vendors are not included in the table, as the specific inputs applied are not provided by the vendor (see discussion in the “Level 3 Asset and Liability Valuation Processes” section within this Note regarding vendor-developed valuations).
Weighted averages of inputs are calculated using outstanding unpaid principal balance for cash instruments, such as loans and securities, and notional amounts for derivative instruments.
Table 17.3: Valuation Techniques – Recurring Basis

($ in millions, except cost to service amounts)	Fair Value Level 3		Valuation Technique	Significant Unobservable Input	Range of Inputs				Weighted Average
December 31, 2021
Trading and available-for-sale debt securities	$136		Discounted cash flow	Discount rate	0.4	-	12.5%		5.5
	11		Vendor priced
	280		Market comparable pricing	Comparability adjustment	(30.2)	-	19.2		(4.6)
Loans held for sale	1,033		Discounted cash flow	Default rate	0.0	-	29.2%		1.2
				Discount rate	1.6	-	11.9		5.1
				Loss severity	0.0	-	46.9		15.4
				Prepayment rate	7.5	-	18.2		13.1
Mortgage servicing rights (residential)	6,920		Discounted cash flow	Cost to service per loan (1)	$54	-	585		106
				Discount rate	5.8	-	8.8%		6.4
				Prepayment rate (2)	12.5	-	21.1		14.7
Net derivative assets and (liabilities):
Interest rate contracts	87		Discounted cash flow	Default rate	0.0	-	5.0		2.1
				Loss severity	50.0	-	50.0		50.0
				Prepayment rate	2.8	-	22.0		18.7
Interest rate contracts: derivative loan commitments	40		Discounted cash flow	Fall-out factor	1.0	-	99.0		16.8
				Initial-value servicing	(74.8)	-	146.0	bps	50.9
Equity contracts	253		Discounted cash flow	Conversion factor	(10.2)	-	0.0%		(9.7)
				Weighted average life	0.5	-	2.0	yrs	1.1
	(682)		Option model	Correlation factor	(77.0)	-	99.0%		23.2
				Volatility factor	6.5	-	72.0		29.1
Nonmarketable equity securities	8,906		Market comparable pricing	Comparability adjustment	(21.6)	-	(7.7)		(15.5)

Insignificant Level 3 assets, net of liabilities	9
Total Level 3 assets, net of liabilities	$16,993	(3)
December 31, 2020
Trading and available-for-sale debt securities	$2,126		Discounted cash flow	Discount rate	0.4	-	14.7%		3.6
	759		Vendor priced
	173		Market comparable pricing	Comparability adjustment	(39.8)	-	0.3		(8.4)
	109		Market comparable pricing	Multiples	7.2x	-	12.1x		8.0x
Loans held for sale	1,234		Discounted cash flow	Default rate	0.0	-	31.6%		1.7
				Discount rate	1.3	-	12.0		4.5
				Loss severity	0.0	-	32.3		18.4
				Prepayment rate	8.3	-	23.6		15.1
Mortgage servicing rights (residential)	6,125		Discounted cash flow	Cost to service per loan (1)	$63	-	712		130
				Discount rate	4.9	-	8.3%		5.8
				Prepayment rate (2)	14.3	-	22.8		19.9
Net derivative assets and (liabilities):
Interest rate contracts	206		Discounted cash flow	Default rate	0.0	-	6.0		1.7
				Loss severity	50.0	-	50.0		50.0
				Prepayment rate	2.8	-	22.0		18.2
Interest rate contracts: derivative loan commitments	240		Discounted cash flow	Fall-out factor	1.0	-	99.0		28.8
				Initial-value servicing	(51.6)	-	268.0	bps	65.5
Equity contracts	220		Discounted cash flow	Conversion factor	(8.6)	-	0.0%		(8.2)
				Weighted average life	0.5	-	2.0	yrs	1.0
	(534)		Option model	Correlation factor	(77.0)	-	99.0%		24.8
				Volatility factor	6.5	-	96.6		26.4
Nonmarketable equity securities	9,228		Market comparable pricing	Comparability adjustment	(20.3)	-	(3.2)		(13.8)

Insignificant Level 3 assets, net of liabilities	44
Total Level 3 assets, net of liabilities	$19,930	(3)
(1)The high end of the range of inputs is for servicing modified loans. For non-modified loans the range is $54 - $199 at December 31, 2021, and $63 - $252 at December 31, 2020.
(2)Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.
(3)Consists of total Level 3 assets of $19.6 billion and $21.9 billion and total Level 3 liabilities of $2.6 billion and $2.0 billion, before netting of derivative balances, at December 31, 2021 and 2020, respectively.

Fair Value on a Nonrecurring Basis	Table 17.4 provides the fair value hierarchy and fair value at the date of the nonrecurring fair value adjustment for all assets that were still held as of December 31, 2021 and 2020, and for which a nonrecurring fair value adjustment was recorded during the years then ended.
Table 17.4: Fair Value on a Nonrecurring Basis

	December 31, 2021			December 31, 2020
(in millions)	Level 2	Level 3	Total	Level 2	Level 3	Total
Loans held for sale (1)	$3,911	1,407	5,318	2,672	2,945	5,617
Loans:
Commercial	476	—	476	1,385	—	1,385
Consumer	380	—	380	395	—	395
Total loans	856	—	856	1,780	—	1,780
Mortgage servicing rights (commercial)	—	567	567	—	510	510
Nonmarketable equity securities	6,262	765	7,027	2,397	790	3,187
Other assets	1,373	175	1,548	1,350	428	1,778
Total assets at fair value on a nonrecurring basis	$12,402	2,914	15,316	8,199	4,673	12,872
(1)Predominantly consists of commercial mortgages and residential mortgage – first lien loans.

Gains (Losses) on Assets with Nonrecurring Fair Value Adjustment
Table 17.5 presents the gains (losses) on certain assets held at the end of the reporting periods presented for which a nonrecurring fair value adjustment was recognized in earnings during the respective periods.
Table 17.5: Gains (Losses) on Assets with Nonrecurring Fair Value Adjustment

	Year ended December 31,
(in millions)	2021	2020	2019
Loans held for sale	$33	12	11
Loans:
Commercial	(230)	(754)	(291)
Consumer	(564)	(260)	(207)
Total loans	(794)	(1,014)	(498)
Mortgage servicing rights (commercial)	33	(37)	—
Nonmarketable equity securities (1)	4,407	435	322
Premises and equipment (2)	—	—	(170)
Other assets (3)	(388)	(469)	(84)
Total	$3,291	(1,073)	(419)
(1)Includes impairment of nonmarketable equity securities and observable price changes related to nonmarketable equity securities accounted for under the measurement alternative.
(2)Includes the full impairment of certain capitalized software projects.
(3)Includes impairment of operating lease ROU assets, valuation losses on foreclosed real estate and other collateral owned, and impairment of private equity and venture capital investments in consolidated portfolio companies.

Valuation Techniques - Nonrecurring Basis	Table 17.6 provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of our Level 3 assets that are measured at fair value on a nonrecurring basis and determined using an internal model. The table is limited to financial instruments that had nonrecurring fair value adjustments during the periods presented. Weighted averages of inputs are calculated using outstanding unpaid principal balance for cash instruments, such as loans, and carrying value prior to the nonrecurring fair value measurement for nonmarketable equity securities.
Table 17.6: Valuation Techniques – Nonrecurring Basis

($ in millions)	Fair Value Level 3	Valuation Technique (1)	Significant Unobservable Input (1)		Range of Inputs Positive (Negative)			Weighted Average
December 31, 2021
Loans held for sale (2)	$1,407	Discounted cash flow	Default rate	(3)	0.2	-	78.3%	25.6
			Discount rate		0.6	-	12.0	3.3
			Loss severity		0.4	-	45.6	4.8
			Prepayment rate	(4)	5.4	-	100.0	38.9
Mortgage servicing rights (commercial)	567	Discounted cash flow	Cost to service per loan		$150	-	3,381	2,771
			Discount rate		4.0	-	4.5%	4.0
			Prepayment rate		0.0	-	20.6	5.5
Nonmarketable equity securities	745	Market comparable pricing	Comparability adjustment		(100.0)	-	(33.0)	(59.0)
	15	Market comparable pricing	Multiples		2.0x	-	3.3x	2.8x
	5	Discounted cash flow	Discount rate		10.5	-	10.5%	10.5
Other assets	175	Discounted cash flow	Discount rate		0.2	-	4.4	2.9
Total	$2,914
December 31, 2020
Loans held for sale (2)	$1,628	Discounted cash flow	Default rate	(3)	0.3	-	85.5%	31.5
			Discount rate		0.6	-	11.9	3.0
			Loss severity		0.4	-	45.0	8.1
			Prepayment rate	(4)	8.3	-	100.0	42.5
	1,317	Market comparable pricing	Comparability adjustment		(11.6)	-	(1.8)	(3.1)
Mortgage servicing rights (commercial)	510	Discounted cash flow	Cost to service per loan		$150	-	3,377	2,779
			Discount rate		1.9	-	1.9%	1.9
			Prepayment rate		0.0	-	20.0	5.4
Nonmarketable equity securities (5)	844	Market comparable pricing	Multiples		0.1x	-	10.9x	5.0x
	188	Market comparable pricing	Comparability adjustment		(100.0)	-	(20.0)%	(61.4)
	76	Other	Company risk factor		(100.0)	-	(20.0)	(57.7)
	91	Discounted cash flow	Discount rate		10.0	-	20.0	11.5
			Company risk factor		(62.6)	-	0.0	(30.3)
			Crude oil prices ($/barrel)		$42	-	48	47
			Natural gas prices ($/MMBtu)		2	-	2	2
Insignificant Level 3 assets	19
Total	$4,673
(1)Refer to the narrative following Table 17.3 for a definition of the valuation technique(s) and significant unobservable inputs used in the valuation of loans held for sale, mortgage servicing rights, certain nonmarketable equity securities, and other assets.
(2)Consists of approximately $1.2 billion and $2.6 billion of government insured/guaranteed loans purchased from GNMA-guaranteed mortgage securitizations at December 31, 2021, and December 31, 2020, respectively, and approximately $200 million and $300 million of other mortgage loans that are not government insured/guaranteed at December 31, 2021, and December 31, 2020, respectively.
(3)Applies only to non-government insured/guaranteed loans.
(4)Includes the impact on prepayment rate of expected defaults for government insured/guaranteed loans, which impact the frequency and timing of early resolution of loans.
(5)Includes $417 million of private equity and venture capital investments in consolidated portfolio companies classified in other assets on the consolidated balance sheet at December 31, 2020.

Fair Value Option	Table 17.7 reflects differences between the fair value carrying amount of the assets for which we have elected the fair value option and the contractual aggregate unpaid principal amount at maturity. Nonaccrual loans and loans 90 days or more past due and still accruing included in LHFS for which we have elected the fair value option were insignificant at December 31, 2021 and 2020.
Table 17.7: Fair Value Option

	December 31, 2021			December 31, 2020
(in millions)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Loans held for sale	$15,895	15,750	145	18,806	18,217	589

Fair Value Estimates for Financial Instruments	Table 17.8 presents a summary of fair value estimates for financial instruments that are not carried at fair value on a recurring basis. Some financial instruments are excluded from the scope of this table, such as certain insurance contracts, certain nonmarketable equity securities, and leases. This table also excludes assets and liabilities that are not financial instruments such as the value of the long-term relationships with our deposit, credit card and trust customers, MSRs, premises and equipment, goodwill and deferred taxes.
Loan commitments, standby letters of credit and commercial and similar letters of credit are not included in
Table 17.8. A reasonable estimate of the fair value of these instruments is the carrying value of deferred fees plus the allowance for unfunded credit commitments, which totaled $1.4 billion at both December 31, 2021 and 2020.
The total of the fair value calculations presented does not represent, and should not be construed to represent, the underlying fair value of the Company.
Table 17.8: Fair Value Estimates for Financial Instruments

		Estimated fair value
(in millions)	Carrying amount	Level 1	Level 2	Level 3	Total
December 31, 2021
Financial assets
Cash and due from banks (1)	$24,616	24,616	—	—	24,616
Interest-earning deposits with banks (1)	209,614	209,452	162	—	209,614
Federal funds sold and securities purchased under resale agreements (1)	66,223	—	66,223	—	66,223
Held-to-maturity debt securities	272,022	16,825	252,717	2,844	272,386
Loans held for sale	7,722	—	6,300	1,629	7,929
Loans, net (2)	868,278	—	63,404	820,559	883,963
Nonmarketable equity securities (cost method)	3,584	—	—	3,646	3,646
Total financial assets	$1,452,059	250,893	388,806	828,678	1,468,377
Financial liabilities
Deposits (3)	$30,012	—	14,401	15,601	30,002
Short-term borrowings	34,409	—	34,409	—	34,409
Long-term debt (4)	160,660	—	166,682	1,402	168,084
Total financial liabilities	$225,081	—	215,492	17,003	232,495
December 31, 2020
Financial assets
Cash and due from banks (1)	$28,236	28,236	—	—	28,236
Interest-earning deposits with banks (1)	236,376	236,258	118	—	236,376
Federal funds sold and securities purchased under resale agreements (1)	65,672	—	65,672	—	65,672
Held-to-maturity debt securities	205,720	48,597	162,777	933	212,307
Loans held for sale	17,578	—	14,952	3,419	18,371
Loans, net (2)	853,595	—	56,270	817,827	874,097
Nonmarketable equity securities (cost method)	3,588	—	—	3,632	3,632
Total financial assets	$1,410,765	313,091	299,789	825,811	1,438,691
Financial liabilities
Deposits (3)	$52,807	—	33,321	19,940	53,261
Short-term borrowings	58,999	—	58,999	—	58,999
Long-term debt (4)	212,922	—	219,321	1,381	220,702
Total financial liabilities	$324,728	—	311,641	21,321	332,962
(1)Amounts consist of financial instruments for which carrying value approximates fair value.
(2)Excludes lease financing with a carrying amount of $14.5 billion and $15.4 billion at December 31, 2021 and 2020, respectively.
(3)Excludes deposit liabilities with no defined or contractual maturity of $1.5 trillion and $1.4 trillion at December 31, 2021 and 2020, respectively.
(4)Excludes obligations under finance leases of $26 million and $28 million at December 31, 2021 and 2020, respectively.